Schedule of Equity Method Investment (Details) (Parenthetical)	9 Months Ended
Sep. 30, 2024 USD ($)
Investments, All Other Investments [Abstract]
Equity method investments	$ 948,989
Losses on limitation of investment	$ 599,155